Financial instruments and risks - Summary of Fair Value Measurement of Assets and Liabilities (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 27,528	$ 39,586
Total financial liabilities	0	0
Level 1 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 1 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	27,528	39,586
Level 1 | Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,977	0
Total financial liabilities	1,412	474
Level 2 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	1,412	474
Level 2 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 2 | Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,977
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Total financial liabilities	0	0
Level 3 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 3 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	$ 0
Level 3 | Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 0